CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONSOLIDATED STATEMENT OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Net cash (used in) provided by operating activities	$ 57,259	¥ 397,551		¥ 948,487	[1]	¥ 359,222	[1]
Net cash used in investing activities	(141,551)	(982,803)		(341,439)	[1]	(1,109,623)	[1]
Net cash provided by financing activities	14,903	103,475		81,627	[1]	1,313,567	[1]
Effect of exchange rate changes on cash and cash equivalents	7,134	49,544		38,820	[1]	(1,879)	[1]
Net increase (decrease) in cash and cash equivalents	(62,255)	(432,233)		727,495	[1]	561,287	[1]
Cash and cash equivalents at beginning of period	265,481	1,843,233	[1],[2]	1,115,738	[1]	554,451	[1]
Cash and cash equivalents at end of period	203,226	1,411,000		1,843,233	[1],[2]	1,115,738	[1]
Cheetah
Net cash (used in) provided by operating activities	(16,520)	(114,699)		118,281		(629,518)
Net cash used in investing activities	(63,068)	(437,878)		(202,844)		(516,106)
Net cash provided by financing activities	1,663	11,546		102,366		1,404,056
Effect of exchange rate changes on cash and cash equivalents	4,630	32,145		31,181		(6,626)
Net increase (decrease) in cash and cash equivalents	(73,295)	(508,886)		48,984		251,806
Cash and cash equivalents at beginning of period	84,024	583,374		534,390		282,584
Cash and cash equivalents at end of period	$ 10,729	¥ 74,488		¥ 583,374		¥ 534,390

[1]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)
[2]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)